Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite and Indefinite Lived Intangible Assets [Abstract]
Finite-lived intangible assets	¥ 741,658	$ 106,533	¥ 1,445,895
Indefinite-lived intangible assets	72,302	10,385	232,298
Total	¥ 813,960	$ 116,918	¥ 1,678,193